Stockholders' Equity (Summary Of Valuation Assumptions Used) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Expected dividends	1.00%	2.00%	2.00%
Risk free interest rate	3.00%	3.04%	2.15%
Expected volatility	28.40%	27.60%	25.40%
Weighted average volatility	28.45%	27.64%	25.39%
Expected life in years	6 years 6 months	6 years
Weighted average fair value of options granted	$ 3.00	$ 1.90	$ 1.57
Maximum [Member]
Expected life in years			10 years
Minimum [Member]
Expected life in years			6 years 9 months 18 days